Property and equipment - Summary of Property and Equipment (Details) (USD $)	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Jun. 30, 2013 Minimum	Dec. 31, 2012 Minimum	Jun. 30, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Machinery and Equipment	Dec. 31, 2011 Machinery and Equipment	Jun. 30, 2013 Machinery and Equipment Minimum	Dec. 31, 2012 Machinery and Equipment Minimum	Jun. 30, 2013 Machinery and Equipment Maximum	Dec. 31, 2012 Machinery and Equipment Maximum	Dec. 31, 2012 Furniture and Fixtures	Dec. 31, 2011 Furniture and Fixtures	Dec. 31, 2012 Computer Software	Dec. 31, 2011 Computer Software	Dec. 31, 2012 Computer Software Minimum	Dec. 31, 2012 Computer Software Maximum	Dec. 31, 2012 Leasehold improvements		Dec. 31, 2011 Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 915,649	$ 695,938							$ 478,290	$ 355,985					$ 54,058	$ 48,157	$ 56,935	$ 46,355			$ 326,366	[1]	$ 245,441	[1]
Less: accumulated depreciation and amortization	(480,037)	(310,159)
Net property, plant and equipment	435,612	385,779		649,309
Useful life					3 years	3 years	15 years	7 years			5 years	5 years	8 years 6 months	7 years	5 years				3 years	5 years
Depreciation and Amortization	$ 169,878	$ 134,295	$ 77,346

[1]	Lesser of estimated useful life of asset or lease term.